Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Oct. 31, 2021	Nov. 01, 2020	Jan. 31, 2021	Feb. 02, 2020	Feb. 03, 2019
Cash Flows From Operating Activities:
Net income	$ 146.2	$ 36.5	$ 37.3	$ 35.6	$ 30.3
Adjustments to reconcile net cash from operating activities:
Depreciation and amortization	112.3	114.3	152.7	138.2	122.3
Provision for bad debt	1.4	2.1	1.7	3.9	1.0
Non-cash inventory charge	0.8	0.6	0.6	2.7	0.0
Equity-based compensation expense	22.2	3.1
Loss on debt modification and extinguishment	48.7	0.0
Other	(8.2)	(0.5)	3.2	3.1	3.2
Changes in assets and liabilities:
(Increase) decrease in receivables	(373.8)	(107.0)	(27.7)	3.2	(36.6)
(Increase) decrease in inventories	(304.7)	(34.0)	(27.1)	(1.9)	(31.4)
(Increase) decrease in other assets	(8.2)	3.4	8.3	(14.5)	0.4
Increase (decrease) in accounts payable	278.9	121.1	40.3	14.5	2.5
Increase (decrease) in accrued liabilities	18.9	0.7	14.5	15.9	3.1
Increase (decrease) in other liabilities	(0.7)	13.9	10.5	(6.4)	(7.4)
Net cash (used in) provided by operating activities	(66.2)	154.2	214.3	194.3	87.4
Cash Flows From Investing Activities:
Capital expenditures	(12.0)	(8.3)	(11.9)	(13.9)	(13.9)
Acquisitions of businesses, net of cash acquired	(172.2)	(217.2)	(217.2)	(220.1)	(8.3)
Settlement of interest rate swap	(5.2)	0.0
Proceeds from the sale of property and equipment	0.5	0.2	0.2	0.4	0.6
Net cash used in investing activities	(188.9)	(225.3)	(228.9)	(233.6)	(21.6)
Cash Flows From Financing Activities:
IPO proceeds, net of underwriting discounts and commissions	663.7	0.0
Offering proceeds from underwriters' option, net of underwriting discounts and commissions	99.5	0.0
Payments for offering costs	(7.8)	0.0
Investments from non-controlling interest holders	0.3	0.8
Distributions to non-controlling interest holders	(30.9)	(9.8)
Partnership investment			1.2	0.4	1.0
Partnership distributions			(15.4)	(310.9)	(11.9)
Repurchase of common units			0.0	(0.2)	0.0
Borrowings on asset-based revolving credit facility	0.0	460.0	460.0	0.0	378.5
Repayments on asset-based revolving credit facility	0.0	(460.0)	(460.0)	0.0	(385.5)
Issuance of long-term debt	1,500.0	250.0	250.0	525.0	0.0
Repayments of long-term debt	(2,314.8)	(9.8)	(13.0)	(12.5)	(10.7)
Payment of contingent consideration	(0.3)	0.0
Payment of debt redemption premiums	(17.5)	0.0
Debt issuance costs	(13.1)	(8.1)	(8.2)	(18.9)	0.0
Net cash (used in) provided by financing activities	(120.9)	223.1	214.6	182.9	(28.6)
(Decrease) increase in cash and cash equivalents	(376.0)	152.0	200.0	143.6	37.2
Cash and cash equivalents at the beginning of the period	380.9	180.9	180.9	37.3	0.1
Cash and cash equivalents at the end of the period	$ 4.9	$ 332.9	380.9	180.9	37.3
Cash paid for interest			$ 123.3	$ 98.6	$ 94.5